Cover	Jan. 15, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jan. 15, 2024
Entity Registrant Name	Cornerstone Building Brands, Inc.
Entity Central Index Key	0000883902
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K, dated January 15, 2024, that was filed with the Securities and Exchange Commission (the “SEC”) on January 16, 2024 (the “Initial Form 8-K”) by Cornerstone Building Brands, Inc. (the “Company”) concerning the decision of the Audit Committee of the Board of Directors (the “Audit Committee”) of the Company to engage Deloitte & Touche LLP (“Deloitte”) as the Company’s new independent registered public accounting firm to audit the Company’s consolidated financial statements for its fiscal year ending December 31, 2024 following the completion of the audit of the Company’s consolidated financial statements as of and for the fiscal year ended December 31, 2023 by Grant Thornton LLP (“Grant Thornton”) and the issuance of Grant Thornton’s reports thereon.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-14315
Entity Tax Identification Number	76-0127701
Entity Address, Address Line One	5020 Weston Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Cary
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27513
City Area Code	866
Local Phone Number	419-0042
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false